Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues (notes 2 and 13)	$ 1,815,672	$ 1,945,391	$ 1,728,488
Voyage expenses	(314,633)	(423,677)	(409,617)
Vessel operating expenses (note 13)	(599,804)	(644,445)	(637,474)
Time-charter hire expenses (note 13)	(80,283)	(118,761)	(86,458)
Depreciation and amortization	(261,131)	(290,672)	(276,307)
General and administrative expenses (note 13)	(79,228)	(81,444)	(96,555)
Write-down and loss on sale (note 18)	(200,238)	(170,310)	(53,693)
Gain on commencement of sales-type lease (note 2)	44,943	0	0
Restructuring charges (note 20)	(10,719)	(12,040)	(4,065)
Income from vessel operations	314,579	204,042	164,319
Interest expense	(225,647)	(279,059)	(254,126)
Interest income	8,342	7,804	8,525
Realized and unrealized losses on non-designated derivative instruments (note 15)	(35,857)	(13,719)	(14,852)
Equity income (loss) (note 22)	77,333	(14,523)	61,054
Foreign exchange (loss) gain (notes 8 and 15)	(20,718)	(13,574)	6,140
Loss on deconsolidation of Altera (note 13)	0	0	(7,070)
Other loss (note 14)	(18,062)	(14,475)	(2,013)
Net income (loss) before income taxes	99,970	(123,504)	(38,023)
Income tax expense (note 21)	(8,988)	(25,482)	(19,724)
Net income (loss)	90,982	(148,986)	(57,747)
Net (income) attributable to non-controlling interests (note 1)	(173,915)	(161,591)	(21,490)
Net loss attributable to the shareholders of Teekay Corporation	$ (82,933)	$ (310,577)	$ (79,237)
Per common share of Teekay Corporation (note 19)
• Basic and diluted loss attributable to shareholders of Teekay Corporation	$ (0.82)	$ (3.08)	$ (0.79)
• Cash dividends declared	$ 0	$ 0.055	$ 0.220
Weighted average number of common shares outstanding (note 19)
Basic and Diluted (shares)		100,719,224	99,670,176